Document and Entity Information	0 Months Ended
Apr. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2014
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Aug. 26, 2014
Document Effective Date	Aug. 28, 2014
Prospectus Date	Aug. 28, 2014
Logan Capital Large Cap Growth Fund | Investor Class
Risk/Return:
Trading Symbol	LGNHX
Logan Capital Large Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	LGNGX
Logan Capital Long/Short Fund | Investor Class
Risk/Return:
Trading Symbol	LGNMX